Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 1,657.9		$ 1,985.7		$ 1,766.8
Other comprehensive (loss) income	155.8		(26.6)		60.4
Total comprehensive income	1,813.7		1,959.1		1,827.2
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Net Unrealized Gains (Losses)	2.4	[1]	2.4	[1]	42.5	[1]
Less: Reclassification of gains (losses) to earnings	3.3	[1]	19.3	[1]	67.7	[1]
Other comprehensive (loss) income	(0.9)	[1]	(16.9)	[1]	(25.2)	[1]
Other Securities [Member]
Net Unrealized Gains (Losses)	304.4		337.2		327.5
Less: Reclassification of gains (losses) to earnings	74.4		117.2		188.0
Other comprehensive (loss) income	230.0		220.0		139.5
Foreign Currency Gain (Loss) [Member]
Other comprehensive (loss) income	4.2		(6.4)		(52.6)
Net unrealized gains (losses)	0.9		(9.2)		(53.9)
Less: Reclassification of gains (losses) to earnings	(3.3)		(2.8)		(1.3)
Pension and OPEB Plan [Member]
Other comprehensive (loss) income	(77.5)		(223.3)		(1.3)
Unrealized net actuarial losses	(123.4)		(261.7)		(99.3)
Amortization of net actuarial losses	48.6		41.1		109.1
Amortization of prior service credit	$ (2.7)		$ (2.7)		$ (11.1)

[1]	Represents unrealized losses on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.